Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Subsidiaries

The accompanying consolidated financial statements include the accounts of Gravity and the following subsidiaries (collectively referred to as the “Company”). All intercompany balances and transactions have been eliminated in the consolidation.

Subsidiary	Year of Establishment	Year of Obtaining Control	Percentage of Ownership (%)
Gravity Interactive, Inc.	2003	2003	100.00
Gravity Entertainment Corporation	2003	2004	100.00
NeoCyon, Inc.	2000	2005	96.11
Gravity Games Corporation	2003	2010	85.50

Accounts Receivable or Total Revenue Risks and Uncertainties

As of December 31, 2014, 2015 and 2016, GungHo Online Entertainment, Inc. and LG Electronics Inc. were customers whose related accounts receivable and total revenues exceeded 10% of the Company’s total accounts receivable or total revenues. Proportions are as follows:

		2014		2015		2016
Country	Customer	Accounts Receivable	Revenues	Accounts Receivable	Revenues	Accounts Receivable	Revenues
Japan	GungHo Online Entertainment, Inc.	25%	28%	23%	27%	9%	21%
Korea	LG Electronics Inc.	15%	8%	11%	12%	8%	8%

Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost, less accumulated depreciation. Depreciation for property and equipment is computed using the straight-line method over the following estimated useful lives:

Computer and equipment	4 years
Furniture and fixtures	4 years
Software	3 years
Vehicles	4 years